Average Annual Total Returns - Carillon Scout Small Cap Fund	Mar. 01, 2021
Class A
Average Annual Return:
1 Year	28.95%
5 Years
10 Years
Since Inception	14.45%
Inception Date	Nov. 20, 2017
Class C
Average Annual Return:
1 Year	34.35%
5 Years
10 Years
Since Inception	15.37%
Inception Date	Nov. 20, 2017
Class I
Average Annual Return:
1 Year	35.69%
5 Years	18.22%
10 Years	14.32%
Since Inception
Inception Date	Jul. 02, 2001
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	32.97%
5 Years	16.38%
10 Years	13.01%
Since Inception
Inception Date	Jul. 02, 2001
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	22.49%
5 Years	14.37%
10 Years	11.68%
Since Inception
Inception Date	Jul. 02, 2001
Class R-3
Average Annual Return:
1 Year	34.92%
5 Years
10 Years
Since Inception	15.89%
Inception Date	Nov. 20, 2017
Class R-5
Average Annual Return:
1 Year	35.72%
5 Years
10 Years
Since Inception	16.54%
Inception Date	Nov. 20, 2017
Class R-6
Average Annual Return:
1 Year	35.83%
5 Years
10 Years
Since Inception	16.66%
Inception Date	Nov. 20, 2017
Class Y
Average Annual Return:
1 Year	35.29%
5 Years
10 Years
Since Inception	16.19%
Inception Date	Nov. 20, 2017